Related party transactions (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Services revenue	¥ 2.0	¥ 1.7
Due from related party	¥ 1.8	¥ 1.6